UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07237)

Exact name of registrant as specified in charter:	Putnam Investment Funds

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	July 31, 2013

Date of reporting period:	April 30, 2013

Item 1. Schedule of Investments:

Putnam Growth Opportunities Fund

The fund's portfolio
4/30/13 (Unaudited)

COMMON STOCKS (99.5%)(a)
			Shares	Value

Aerospace and defense (4.6%)

B/E Aerospace, Inc.(NON)			20,400	$1,279,896

Honeywell International, Inc.			95,300	7,008,362

Precision Castparts Corp.			8,537	1,633,043

Rockwell Collins, Inc.(S)			28,700	1,805,804

United Technologies Corp.			56,100	5,121,369

				16,848,474
Air freight and logistics (0.8%)

FedEx Corp.			30,400	2,857,904

				2,857,904
Auto components (1.6%)

Johnson Controls, Inc.			109,400	3,830,094

TRW Automotive Holdings Corp.(NON)			31,000	1,862,170

				5,692,264
Beverages (3.2%)

Beam, Inc.			34,400	2,226,024

Coca-Cola Enterprises, Inc.			117,200	4,293,036

PepsiCo, Inc.			43,400	3,579,198

SABMiller PLC (United Kingdom)			31,080	1,676,968

				11,775,226
Biotechnology (2.8%)

Celgene Corp.(NON)			38,200	4,510,274

Cubist Pharmaceuticals, Inc.(NON)			24,100	1,106,672

Gilead Sciences, Inc.(NON)			70,700	3,580,248

Prothena Corp PLC (Ireland)(NON)			1,556	12,853

Vertex Pharmaceuticals, Inc.(NON)			12,504	960,557

				10,170,604
Building products (0.6%)

Fortune Brands Home & Security, Inc.(NON)			61,200	2,227,068

				2,227,068
Capital markets (1.7%)

Charles Schwab Corp. (The)			208,700	3,539,552

Greenhill & Co., Inc.			20,600	951,514

Morgan Stanley			86,000	1,904,900

				6,395,966
Chemicals (4.3%)

Albemarle Corp.(S)			32,000	1,960,000

Celanese Corp. Ser. A			54,637	2,699,614

Dow Chemical Co. (The)(S)			58,500	1,983,735

Eastman Chemical Co.			26,300	1,752,895

GSE Holding, Inc.(NON)			94,076	705,570

Monsanto Co.			61,300	6,548,066

				15,649,880
Commercial services and supplies (1.3%)

ADT Corp. (The)(NON)			20,300	885,892

Tyco International, Ltd.			117,188	3,764,079

				4,649,971
Communications equipment (3.0%)

Arris Group, Inc.(NON)			64,200	1,059,942

Polycom, Inc.(NON)			102,577	1,077,059

Qualcomm, Inc.			142,948	8,808,456

				10,945,457
Computers and peripherals (9.3%)

Apple, Inc.			47,990	21,247,573

EMC Corp.(NON)			265,300	5,950,679

NetApp, Inc.(NON)			38,800	1,353,732

SanDisk Corp.(NON)			107,959	5,661,370

				34,213,354
Consumer finance (0.4%)

Capital One Financial Corp.			26,682	1,541,686

				1,541,686
Diversified financial services (1.6%)

Citigroup, Inc.			65,100	3,037,566

CME Group, Inc.			48,800	2,969,968

				6,007,534
Electrical equipment (0.5%)

Eaton Corp PLC			30,900	1,897,569

				1,897,569
Energy equipment and services (4.1%)

Cameron International Corp.(NON)			31,300	1,926,515

Halliburton Co.			65,700	2,809,989

Key Energy Services, Inc.(NON)(S)			149,600	888,624

McDermott International, Inc.(NON)			85,000	907,800

Oil States International, Inc.(NON)			32,000	2,859,520

Schlumberger, Ltd.			61,900	4,607,217

Weatherford International, Ltd.(NON)			73,435	939,234

				14,938,899
Food and staples retail (1.5%)

Costco Wholesale Corp.			35,100	3,805,893

Whole Foods Market, Inc.			19,108	1,687,619

				5,493,512
Food products (0.8%)

Mead Johnson Nutrition Co.			32,426	2,629,424

S&W Seed Co.(NON)			51,100	471,653

				3,101,077
Health-care equipment and supplies (4.6%)

Baxter International, Inc.			92,300	6,449,001

Covidien PLC			94,600	6,039,264

GenMark Diagnostics, Inc.(NON)(S)			103,079	1,602,878

Zimmer Holdings, Inc.(S)			36,500	2,790,425

				16,881,568
Health-care providers and services (2.8%)

Aetna, Inc.			58,300	3,348,752

Catamaran Corp.(NON)			24,500	1,414,385

Emeritus Corp.(NON)			27,200	699,040

ExamWorks Group, Inc.(NON)(S)			56,600	1,024,460

UnitedHealth Group, Inc.			64,200	3,847,506

				10,334,143
Hotels, restaurants, and leisure (2.9%)

McDonald's Corp.			24,300	2,482,002

Panera Bread Co. Class A(NON)			3,420	606,127

Starbucks Corp.			83,200	5,061,888

Wyndham Worldwide Corp.			42,300	2,541,384

				10,691,401
Household durables (0.2%)

Taylor Morrison Home Corp. Class A(NON)			27,870	718,489

				718,489
Household products (0.9%)

Procter & Gamble Co. (The)			43,100	3,308,787

				3,308,787
Independent power producers and energy traders (0.7%)

Calpine Corp.(NON)			121,000	2,629,330

				2,629,330
Insurance (1.1%)

Aon PLC			24,600	1,484,610

Prudential PLC (United Kingdom)			156,166	2,681,744

				4,166,354
Internet and catalog retail (3.1%)

Amazon.com, Inc.(NON)			17,000	4,314,770

Priceline.com, Inc.(NON)			10,150	7,064,299

				11,379,069
Internet software and services (6.5%)

eBay, Inc.(NON)			89,200	4,673,188

Facebook, Inc. Class A(NON)			85,400	2,370,704

Google, Inc. Class A(NON)			16,259	13,406,684

Yahoo!, Inc.(NON)			77,600	1,919,048

Yandex NV Class A (Russia)(NON)			58,300	1,500,642

				23,870,266
IT Services (3.3%)

Cognizant Technology Solutions Corp.(NON)			29,300	1,898,640

Fidelity National Information Services, Inc.			26,400	1,110,120

InterXion Holding NV (Netherlands)(NON)			52,000	1,301,560

Visa, Inc. Class A(S)			46,800	7,883,928

				12,194,248
Life sciences tools and services (1.4%)

Agilent Technologies, Inc.			41,100	1,703,184

Thermo Fisher Scientific, Inc.			41,540	3,351,447

				5,054,631
Machinery (2.1%)

Joy Global, Inc.(S)			23,500	1,328,220

Timken Co.			39,821	2,093,390

TriMas Corp.(NON)			65,902	2,010,011

Wabtec Corp.			21,700	2,277,198

				7,708,819
Marine (0.7%)

Kirby Corp.(NON)(S)			33,600	2,516,304

				2,516,304
Media (3.7%)

Comcast Corp. Class A			66,600	2,750,580

DISH Network Corp. Class A			74,500	2,919,655

Liberty Global, Inc. Ser. C(NON)			26,400	1,785,960

Time Warner, Inc.			102,700	6,139,406

				13,595,601
Metals and mining (0.4%)

Barrick Gold Corp. (Canada)			34,200	674,082

Carpenter Technology Corp.			16,600	746,336

				1,420,418
Multiline retail (1.7%)

Dollar General Corp.(NON)			79,068	4,118,652

Nordstrom, Inc.(S)			38,600	2,184,374

				6,303,026
Oil, gas, and consumable fuels (2.5%)

Anadarko Petroleum Corp.			41,337	3,503,724

Gulfport Energy Corp.(NON)			52,900	2,760,851

Noble Energy, Inc.			26,836	3,040,250

				9,304,825
Pharmaceuticals (4.4%)

AbbVie, Inc.			77,200	3,555,060

Actavis, Inc.(NON)			38,200	4,038,886

Auxilium Pharmaceuticals, Inc.(NON)			52,000	776,360

Eli Lilly & Co.			60,200	3,333,876

Jazz Pharmaceuticals PLC(NON)			28,400	1,657,140

Sanofi ADR (France)			40,800	2,176,680

Zoetis Inc.(NON)			21,184	699,496

				16,237,498
Professional services (0.4%)

Verisk Analytics, Inc. Class A(NON)			22,500	1,379,025

				1,379,025
Real estate investment trusts (REITs) (1.1%)

American Tower Corp. Class A			47,600	3,997,924

				3,997,924
Semiconductors and semiconductor equipment (3.4%)

ASML Holding NV ADR (Netherlands)(S)			27,400	2,037,738

Avago Technologies, Ltd.			53,315	1,703,947

Lam Research Corp.(NON)			102,796	4,751,231

Micron Technology, Inc.(NON)			148,000	1,394,160

Xilinx, Inc.			71,100	2,695,401

				12,582,477
Software (2.8%)

Adobe Systems, Inc.(NON)			25,000	1,127,000

Oracle Corp.			83,700	2,743,686

Red Hat, Inc.(NON)			29,500	1,413,935

SAP AG ADR (Germany)(S)			27,300	2,179,905

SS&C Technologies Holdings, Inc.(NON)(S)			73,239	2,247,705

Verint Systems, Inc.(NON)			16,200	535,248

				10,247,479
Specialty retail (2.8%)

Bed Bath & Beyond, Inc.(NON)			37,600	2,586,880

Foot Locker, Inc.			38,400	1,339,008

Lowe's Cos., Inc.			68,500	2,631,770

TJX Cos., Inc. (The)			73,600	3,589,472

				10,147,130
Textiles, apparel, and luxury goods (1.1%)

Coach, Inc.(S)			45,300	2,666,358

Michael Kors Holdings, Ltd. (Hong Kong)(NON)			25,500	1,451,970

				4,118,328
Tobacco (2.6%)

Japan Tobacco, Inc. (Japan)			73,300	2,770,790

Philip Morris International, Inc.			69,300	6,624,383

				9,395,173
Trading companies and distributors (0.2%)

Rexel SA (France)			38,761	853,083

				853,083

Total common stocks (cost $296,247,467)				$365,441,841

WARRANTS (—%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Citigroup, Inc.	1/4/19	$106.10	163,930	$88,506

Total warrants (cost $165,569)				$88,506

SHORT-TERM INVESTMENTS (8.2%)(a)
			Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.18%(d)			28,610,850	$28,610,850

Putnam Short Term Investment Fund 0.04%(AFF)			1,198,175	1,198,175

U.S. Treasury Bills with an effective yield of 0.18%, July 25, 2013			$107,000	106,987

U.S. Treasury Bills with an effective yield of 0.15%, May 2, 2013			12,000	12,000

U.S. Treasury Bills with an effective yield of 0.14%, January 9, 2014			21,000	20,987

Total short-term investments (cost $29,948,959)				$29,948,999

TOTAL INVESTMENTS

Total investments (cost $326,361,995)(b)				$395,479,346

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2012 through April 30, 2013 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $367,252,866.
(b)	The aggregate identified cost on a tax basis is $326,493,347, resulting in gross unrealized appreciation and depreciation of $75,299,909 and $6,313,910, respectively, or net unrealized appreciation of $68,985,999.
(NON)	Non-income-producing security.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund, which are under common ownership and control, were as follows:
	Name of affiliate	Market value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Market value at the end of the reporting period

	Putnam Money Market Liquidity Fund *	$7,024,511	$37,592,485	$44,616,996	$2,564	$—
	Putnam Short Term Investment Fund *	—	14,201,357	13,003,182	462	1,198,175
	Totals	$7,024,511	$51,793,842	$57,620,178	$3,026	$1,198,175
*	Management fees charged to Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund have been waived by Putnam Management.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $28,119,471.
The fund received cash collateral of $28,610,850, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Consumer discretionary	$62,645,308	$—	$—
Consumer staples	31,396,807	1,676,968	—
Energy	24,243,724	—	—
Financials	19,427,720	2,681,744	—
Health care	58,678,444	—	—
Industrials	40,085,134	853,083	—
Information technology	104,053,281	—	—
Materials	17,070,298	—	—
Utilities	2,629,330	—	—
Total common stocks	360,230,046	5,211,795	—
Warrants	88,506	—	—
Short-term investments	1,198,175	28,750,824	—

Totals by level	$361,516,727	$33,962,619	$—

Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Equity contracts	$88,506	$—

Total	$88,506	$—

The average volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows:
Warrants (number of warrants)	163,930

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Investment Funds

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: June 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: June 27, 2013

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: June 27, 2013